Related Party Transactions (Tables)	3 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related Party Transactions

Key management compensation is comprised of the following:

	Three months ended December 31,
	2025	2024
Short-term employee benefits	5,400	4,283
Long-term employee benefits	—	111
Post-employment benefits	304	239
Share-based compensation	110	121
Total	5,814	4,754